Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of Class A common stock, preferred stock, depositary shares, warrants, purchase contracts, rights and units to be sold by TWFG, Inc. (the “Registrant”) from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $500,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of Class A common stock, preferred stock, depositary shares, warrants, purchase contracts, rights and units to be sold by TWFG, Inc. (the “Registrant”) from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $500,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of Class A common stock, preferred stock, depositary shares, warrants, purchase contracts, rights and units to be sold by TWFG, Inc. (the “Registrant”) from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $500,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of Class A common stock, preferred stock, depositary shares, warrants, purchase contracts, rights and units to be sold by TWFG, Inc. (the “Registrant”) from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $500,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of Class A common stock, preferred stock, depositary shares, warrants, purchase contracts, rights and units to be sold by TWFG, Inc. (the “Registrant”) from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $500,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of Class A common stock, preferred stock, depositary shares, warrants, purchase contracts, rights and units to be sold by TWFG, Inc. (the “Registrant”) from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $500,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	There are being registered hereunder such indeterminate number or amount, as the case may be, of shares of Class A common stock, preferred stock, depositary shares, warrants, purchase contracts, rights and units to be sold by TWFG, Inc. (the “Registrant”) from time to time at indeterminate prices, which together shall have a maximum aggregate offering price not to exceed $500,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder. This registration statement also covers an indeterminate number or amount, as the case may be, of securities that may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder, including under any applicable anti-dilution provisions.

The proposed maximum offering price per share will be determined, from time to time, by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b. to the Calculation of Filing Fee Tables and Related Disclosure on Item 16(b) of Form S-3 under the Securities Act.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	-
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	42,102,058
Proposed Maximum Offering Price per Unit	30.0050
Maximum Aggregate Offering Price	$ 1,263,272,250.29
Fee Rate	0.01531%
Amount of Registration Fee	$ 193,406.98
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions.

Includes shares of Class A common stock issuable upon the redemption or exchange of common interest units of TWFG Holding Company, LLC (“LLC Units”) for an equivalent number of shares of Class A common stock (and the cancellation of shares of Class B common stock or Class C common stock, respectively, on a one-for-one basis with the number of LLC Units so redeemed).

Estimated solely for the purposes of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based upon $30.005, the average of the high and low prices of the Registrant’s Class A common stock as quoted on the Nasdaq Global Select Market on August 1, 2025 (a date within five business days prior to the filing of this registration statement). With respect to the offering of shares of the Registrant’s Class A common stock by the selling stockholders (as defined in this registration statement), the proposed maximum offering price per share will be delivered from time to time in connection with, and at the time of, a sale by the selling stockholders.